Other information about investments (Details 6)		12 Months Ended
		Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EGP (ج.م.)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 EUR (€)
Disclosure of subsidiaries [line items]
Share capital		€ 4,005,000,000					€ 4,005,000,000
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Agenzia Giornalistica Italia SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 2,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Adfin SpA
Registered office		Rome
Country of operation		Italy
Share capital		€ 85,537,498.8
% Equity ratio		99.67%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Two [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		99.67%
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Two [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.33%
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Corporate University SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 3,360,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		EniServizi SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 13,427,419.08
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Serfactoring SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 5,160,000
% Equity ratio		49.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Five [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		49.00%
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Five [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		51.00%
Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Servizi Aerei SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 79,817,238
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Other Activities [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Anic Partecipazioni SpA (in liquidation)
Registered office		Gela (CL)
Country of operation		Italy
Share capital		€ 23,519,847.16
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.03%
Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		99.97%
Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Energia Srl
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 10,000
Shareholders		Eni SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Co.
Italy [Member] | Other Activities [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni New Energy SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 5,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Industria Siciliana Acido Fosforico - ISAF - SpA (in liquidation)
Registered office		Gela (CL)
Country of operation		Italy
Share capital		€ 1,300,000
Consolidation or valutation method	[1]	Eq.
Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		48.00%
Italy [Member] | Other Activities [Member] | Subsidiaries Four [Member] | Syndial SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Syndial SpA
% Ownership		52.00%
Italy [Member] | Other Activities [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Ing. Luigi Conti Vecchi SpA
Registered office		Assemini (CA)
Country of operation		Italy
Share capital		€ 5,518,620.64
Shareholders		Syndial SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Other Activities [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Syndial Servizi Ambientali SpA
Registered office		San Donato Milanese (MI)
Country of operation		Italy
Share capital		€ 424,818,703.05
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Italy [Member] | Other Activities [Member] | Subsidiaries Six [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		99.99%
Italy [Member] | Other Activities [Member] | Subsidiaries Six [Member] | Third parties [Member]
Disclosure of subsidiaries [line items]
Shareholders		Third parties
% Ownership		0.01%
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Banque Eni SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share capital		€ 50,000,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.90%
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries One [Member] | Eni Oil Holdings BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni Oil Holdings BV
% Ownership		0.10%
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Finance International SA
Registered office		Bruxelles (Belgium)
Country of operation		Belgium
Share capital | $				$ 2,474,225,632
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Two [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		33.61%
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Two [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		66.39%
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Three [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Finance USA Inc
Registered office		Dover, Delaware (USA)
Country of operation		USA
Share capital | $				$ 15,000,000
Shareholders		Eni Petroleum Co Inc
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Four [Member]
Disclosure of subsidiaries [line items]
Company name		Eni Insurance Designated Activity Company
Registered office		Dublin (Ireland)
Country of operation		Ireland
Share capital		€ 500,000,000
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Five [Member]
Disclosure of subsidiaries [line items]
Company name		Eni International BV
Registered office		Amsterdam (Netherlands)
Country of operation		Netherlands
Share capital		€ 641,683,425
Shareholders		Eni SpA
% Ownership		100.00%
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Six [Member]
Disclosure of subsidiaries [line items]
Company name		Eni International Resources Ltd
Registered office		London (United Kingdom)
Country of operation		United Kingdom
Share capital | £			£ 50,000
% Equity ratio		100.00%
Consolidation or valutation method	[1]	F.C.
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Six [Member] | Eni SpA [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni SpA
% Ownership		99.99%
Outside Italy [Member] | Corporate and financial companies [Member] | Subsidiaries Six [Member] | Eni UK Ltd [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni UK Ltd
% Ownership		0.01%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member]
Disclosure of subsidiaries [line items]
Company name		Eni New Energy Egypt SAE
Registered office		Cairo (Egypt)
Country of operation		Egypt
Share capital | ج.م.					ج.م. 250,000
Consolidation or valutation method	[1]	Eq.
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Eni International BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Eni International BV
% Ownership		99.98%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Ieoc Exploration BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Exploration BV
% Ownership		0.01%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries One [Member] | Ieoc Production BV [Member]
Disclosure of subsidiaries [line items]
Shareholders		Ieoc Production BV
% Ownership		0.01%
Outside Italy [Member] | Other Activities [Member] | Subsidiaries Two [Member]
Disclosure of subsidiaries [line items]
Company name		Oleodotto del Reno SA
Registered office		Coira (Switzerland)
Country of operation		Switzerland
Share capital | SFr						SFr 1,550,000
Shareholders		Syndial SpA
% Ownership		100.00%
Consolidation or valutation method	[1]	Eq.

[1]	Jointly controlled entity.